Schedule of Investments(a)
Invesco India ETF (PIN)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%(b)
Communication Services-3.87%
Bharti Airtel Ltd.	300,998	$2,271,794
Indus Towers Ltd.	165,100	492,759
Info Edge India Ltd.	10,060	704,977
Sun TV Network Ltd.	13,147	102,399
Tata Communications Ltd.	15,035	291,416
Zee Entertainment Enterprises Ltd.	109,388	298,037
		4,161,382
Consumer Discretionary-8.58%
Bajaj Auto Ltd.	9,165	471,656
Balkrishna Industries Ltd.	10,627	339,003
Bata India Ltd.	7,983	173,702
Bharat Forge Ltd.	32,610	338,151
Bosch Ltd.	1,143	229,909
Eicher Motors Ltd.(c)	17,660	600,473
Exide Industries Ltd.	60,534	145,326
Hero MotoCorp Ltd.	17,219	639,404
Jubilant Foodworks Ltd.(c)	9,553	484,634
Mahindra & Mahindra Ltd.	121,090	1,209,191
Maruti Suzuki India Ltd.	17,455	1,636,710
Motherson Sumi Systems Ltd.(c)	158,397	498,829
MRF Ltd.	378	405,900
Page Industries Ltd.	752	318,344
Rajesh Exports Ltd.	17,909	149,200
Titan Co. Ltd.	54,886	1,264,594
TVS Motor Co. Ltd.	26,331	204,979
Whirlpool of India Ltd.	4,009	118,681
		9,228,686
Consumer Staples-8.68%
Britannia Industries Ltd.	15,684	721,529
Colgate-Palmolive (India) Ltd.	17,517	401,209
Dabur India Ltd.	69,919	564,407
Emami Ltd.	27,713	208,122
Gillette India Ltd.	1,019	82,083
Godrej Consumer Products Ltd.(c)	48,058	637,932
Hindustan Unilever Ltd.	116,901	3,665,459
ITC Ltd.	389,580	1,072,961
Marico Ltd.	68,258	501,467
Nestle India Ltd.	4,747	1,129,268
United Breweries Ltd.	9,081	174,335
Varun Beverages Ltd.	17,621	180,389
		9,339,161
Energy-12.41%
Bharat Petroleum Corp. Ltd.	129,427	774,840
Coal India Ltd.	246,614	474,901
Hindustan Petroleum Corp. Ltd.	93,778	329,102
Indian Oil Corp. Ltd.	357,403	495,413
Oil & Natural Gas Corp. Ltd.	398,192	616,966
Oil India Ltd.	43,459	97,442
Petronet LNG Ltd.	98,912	290,097
Reliance Industries Ltd.	359,372	9,829,064
Reliance Industries Ltd., Rts., expiring 11/29/2021	23,538	446,104
		13,353,929
Financials-14.22%
Bajaj Finance Ltd.	30,911	2,587,070
Bajaj Finserv Ltd.	5,033	961,907
Bajaj Holdings & Investment Ltd.	3,511	189,813
Cholamandalam Investment and Finance Co. Ltd.	52,895	338,168
	Shares	Value
Financials-(continued)
HDFC Asset Management Co. Ltd.(d)	8,694	$333,454
Housing Development Finance Corp. Ltd.	230,009	7,545,340
ICICI Lombard General Insurance Co. Ltd.(d)	26,429	524,123
Indiabulls Housing Finance Ltd.	44,940	166,347
L&T Finance Holdings Ltd.(c)	113,075	134,174
LIC Housing Finance Ltd.	39,854	219,822
Muthoot Finance Ltd.	12,694	265,215
Nippon Life India Asset Management Ltd.(d)	19,523	104,705
Piramal Enterprises Ltd.	15,699	489,145
Power Finance Corp. Ltd.	153,214	267,556
REC Ltd.	123,374	250,511
SBI Cards & Payment Services Ltd.(c)	29,736	414,282
Shriram Transport Finance Co. Ltd.	24,594	459,425
Yes Bank Ltd.(c)	316,551	54,237
		15,305,294
Health Care-6.74%
Alkem Laboratories Ltd.	3,240	150,368
Apollo Hospitals Enterprise Ltd.	13,071	708,748
Aurobindo Pharma Ltd.	34,955	430,555
Cadila Healthcare Ltd.(c)	32,394	255,139
Cipla Ltd.(c)	67,365	832,886
Divi’s Laboratories Ltd.(c)	16,800	1,107,606
Dr. Reddy’s Laboratories Ltd.	15,896	1,006,373
GlaxoSmithKline Pharmaceuticals Ltd.	5,574	120,427
Glenmark Pharmaceuticals Ltd.	19,882	162,297
Ipca Laboratories Ltd.	9,000	254,513
Lupin Ltd.	31,577	469,910
Sun Pharmaceutical Industries Ltd.	143,374	1,491,155
Torrent Pharmaceuticals Ltd.	6,406	264,375
		7,254,352
Industrials-5.94%
ABB India Ltd.	6,714	153,304
Adani Enterprises Ltd.	34,700	662,268
Adani Ports & Special Economic Zone Ltd.	100,860	914,198
Astral Ltd.	11,738	328,369
Bharat Electronics Ltd.	143,726	356,635
Container Corp. of India Ltd.	35,692	308,837
Cummins India Ltd.	17,820	204,122
Havells India Ltd.	31,673	499,537
Hindustan Aeronautics Ltd.(d)	4,573	68,603
Indian Railway Catering & Tourism Corp. Ltd.	6,871	215,257
Larsen & Toubro Ltd.	90,772	1,953,461
Siemens Ltd.	11,281	296,097
Voltas Ltd.	30,247	430,526
		6,391,214
Information Technology-20.44%
HCL Technologies Ltd.	143,106	1,971,061
Honeywell Automation India Ltd.	309	177,427
Infosys Ltd.	474,735	10,274,282
Larsen & Toubro Infotech Ltd.(d)	5,865	369,196
Mindtree Ltd.	5,674	218,466
Mphasis Ltd.	11,808	412,522
Oracle Financial Services Software Ltd.	3,018	175,019
Tata Consultancy Services Ltd.	136,054	5,791,094
Tech Mahindra Ltd.	79,509	1,292,349
Wipro Ltd.	166,270	1,311,905
		21,993,321
Materials-14.46%
ACC Ltd.	11,237	361,520
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Ambuja Cements Ltd.	90,459	$499,795
Asian Paints Ltd.	59,482	2,364,772
Bayer CropScience Ltd.	1,711	132,861
Berger Paints India Ltd.	30,733	348,382
Castrol India Ltd.	63,922	118,885
Coromandel International Ltd.	14,349	177,012
Dalmia Bharat Ltd.(c)	5,932	170,519
Grasim Industries Ltd.	50,528	1,053,371
Hindalco Industries Ltd.	186,014	1,111,859
Hindustan Zinc Ltd.	30,631	131,925
JSW Steel Ltd.	131,789	1,305,139
Kansai Nerolac Paints Ltd.	17,067	143,561
NMDC Ltd.	116,472	283,608
PI Industries Ltd.	9,624	381,546
Pidilite Industries Ltd.	20,003	612,549
Shree Cement Ltd.	1,790	679,913
SRF Ltd.	3,726	433,546
Steel Authority of India Ltd.	130,744	249,576
Tata Steel Ltd.	105,230	2,028,239
UltraTech Cement Ltd.	15,082	1,544,215
UPL Ltd.	70,727	768,478
Vedanta Ltd.	161,933	656,850
		15,558,121
Real Estate-0.61%
DLF Ltd.	78,351	355,509
Embassy Office Parks REIT	62,600	304,348
		659,857
Utilities-3.96%
Adani Total Gas Ltd.	36,543	438,305
GAIL (India) Ltd.	234,665	440,066
Gujarat Gas Ltd.	26,592	255,485
Indraprastha Gas Ltd.	46,159	345,968
	Shares		Value
Utilities-(continued)
JSW Energy Ltd.		50,432	$171,156
NHPC Ltd.		301,012	106,182
NTPC Ltd.		584,370	928,207
Power Grid Corp. of India Ltd.		414,312	952,893
Tata Power Co. Ltd. (The)		266,917	448,359
Torrent Power Ltd.		28,506	174,373
			4,260,994
Total Common Stocks & Other Equity Interests (Cost $82,470,833)			107,506,311
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.01%(e)
Consumer Staples-0.01%
Britannia Industries Ltd.
8.00%, 08/28/2022	INR	534,750	7,460
Series N3, 5.50%, 06/03/2024	INR	445,614	6,016
			13,476
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,570)			13,476
	Shares
Money Market Funds-2.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $2,900,661)		2,900,661	2,900,661
TOTAL INVESTMENTS IN SECURITIES-102.62% (Cost $85,385,064)			110,420,448
OTHER ASSETS LESS LIABILITIES-(2.62)%			(2,820,603)
NET ASSETS-100.00%			$107,599,845

Investment Abbreviations:
REIT-Real Estate Investment Trust
Rts.-Rights
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $1,400,081, which represented 1.30% of the Fund’s Net Assets.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$29,225,273	$(26,324,612)	$-	$-	$2,900,661	$390

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$107,506,311	$-	$-	$107,506,311
Non-U.S. Dollar Denominated Bonds & Notes	-	13,476	-	13,476
Money Market Funds	2,900,661	-	-	2,900,661
Total Investments	$110,406,972	$13,476	$-	$110,420,448